SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 11: SHARE-BASED PAYMENTS

Common Stock Warrants

A summary of information related to common stock warrants for the years ended December 31, 2024 and 2023 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	145.87
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - December 31, 2024	45,701	$580.12

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at December 31, 2024	45,701	$580.12

Stock Options

As of December 31, 2024 and December 31, 2023, the Company had 31 stock options outstanding with a weighted average exercise price of $452,500 per share.

Stock-based compensation expense of $169,614 and $408,810 was recognized for the year ended December 31, 2024 and 2023.